UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21197 and 811-21300

Name of Fund: BBIF Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Government Securities Fund and Master Government Securities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 03/31/2013

Item 1 – Report to Stockholders

MARCH 31, 2013

ANNUAL REPORT

BBIF Government Securities Fund

BBIF Treasury Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	ANNUAL REPORT	MARCH 31, 2013

Dear Shareholder

Despite continued global headwinds, risk assets (such as equities) have generated strong performance as investors sought meaningful yields in the ongoing low-interest-rate environment. About this time one year ago, concerns about Europe’s debt crisis dominated the markets as political instability in Greece and severe deficit and liquidity problems in Spain raised the specter of a full-blown euro collapse. Investors were also discouraged by gloomy economic reports from various parts of the world, particularly in China. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. In early September, the ECB announced it would purchase unlimited amounts of short term sovereign bonds to support the region’s debt-laden countries. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by these aggressive policy actions, risk assets weakened in the fall of 2012. Global trade began to slow as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings and volatility rose in advance of the US Presidential election. In the post-election environment, investors grew increasingly concerned over the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. There was widespread fear that the fiscal cliff would push the United States into recession unless politicians could agree upon alternate measures to reduce the nation’s deficit. Worries that bipartisan gridlock would preclude a timely budget deal triggered high levels of volatility in financial markets around the world in the months leading up to the last day of the year. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal, although the postponement of decisions relating to spending cuts and the debt ceiling left some lingering uncertainty.

Investors shook off the nerve-wracking finale to 2012 and the New Year began with a powerful relief rally in risk assets. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines out of Europe. Against this backdrop, global equities surged through January while rising US Treasury yields pressured high quality fixed income assets (as prices move in the opposite direction as yields).

However, bond markets regained strength in February when economic momentum slowed and investors toned down their risk appetite. US stocks continued to rise, but at a more moderate pace. Uncertainty about how long the Federal Reserve would maintain its monetary easing bias drove high levels of volatility later in the month, but these fears abated as the budget sequester (automatic spending cuts scheduled to take effect March 1) began to appear imminent and was deemed likely to deter any near-term changes in the central bank’s policy stance. Improving labor market data and rising home prices pushed US stocks higher at the end of the period, with major indices reaching new all-time highs. Outside the United States, equity prices weakened in the final two months of the period due to a resurgence of macro risk out of Europe. Italy’s February presidential election ended in a stalemate, further propagating the ongoing theme of political instability in the eurozone. In March, a severe banking crisis in Cyprus underscored the fragility of the broader European banking system.

For the 6- and 12-month periods ended March 31, 2013, US and international stocks and high yield bonds posted strong gains, while emerging market equities lagged as the pace of global growth failed to impress investors. US Treasury yields were highly volatile over the past 12 months. While remaining relatively low from a historical standpoint, yields began inching higher in the later part of the period, pressuring Treasuries and investment-grade bonds. Tax-exempt municipal bonds, however, benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Markets have always been unpredictable, but that does not mean investors can delay taking action. At BlackRock, we believe it’s time for a different approach to investing. One that seeks out more opportunities in more places across a broader array of investments in a portfolio designed to move freely as the markets move up and down. People everywhere are asking, “So what do I do with my money?” Visit www.blackrock.com for answers.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Despite continued global headwinds, risk assets (such as equities) have generated strong performance as investors sought meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of March 31, 2013

	6-month	12-month
US large cap equities (S&P 500® Index)	10.19%	13.96%
US small cap equities (Russell 2000® Index)	14.48	16.30
International equities (MSCI Europe, Australasia, Far East Index)	12.04	11.25
Emerging market equities (MSCI Emerging Markets Index)	3.87	1.96
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.12
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.55)	6.19
US investment grade bonds (Barclays US Aggregate Bond Index)	0.09	3.77
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.26	5.82
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.28	13.08

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended March 31, 2013

The Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25% throughout the 12-month reporting period ended March 31, 2013. Sluggish economic growth and stubbornly high unemployment have prompted the FOMC to employ multiple stimulus measures in recent years, including the September 2012 decision to purchase approximately $40 billion per month of agency mortgage-backed securities, which was followed by a pronouncement in December that the central bank would begin purchasing long-term US Treasury bonds at a rate of $45 billion per month. US policymakers have committed to maintaining accommodative measures including the aforementioned asset purchase programs and holding the federal funds rate at an exceptionally low level until the US labor market exhibits substantial improvement (subject to continued price stability). While the US unemployment rate has declined by 0.6% (from 8.2% to 7.6%) in the 12 months ended March 31, 2013, the labor force participation rate has also declined by 0.5% (from 63.8% to 63.3%) during the same period, calling into question the actual strength of the labor market recovery. Over the past four years, the FOMC’s stimulus programs have, in large part, driven the US Federal Reserve’s balance sheet to triple in size to $3.2 trillion.

In Europe, policymakers have long been working to contain spiraling sovereign funding costs in certain debt-stressed countries while contending with a broader, secular decline in economic growth across the region. Finance regulators have urged European commercial banks to shrink their balance sheets and increase capital while the European Central Bank (“ECB”) provided virtually unlimited access to loans through its long-term refinancing operations to help bridge any gaps in liquidity. As conditions in the bank funding market steadily improved, the ECB cut its deposit rate to zero in July 2012 to encourage banks to lend these funds in order to spur growth. In September, ECB President Mario Draghi announced a bold new sovereign bond-buying plan aimed at lowering short-term financing costs for the region’s most troubled countries. The program, dubbed the “OMT” for Outright Monetary Transactions, is subject to formal request by a eurozone government and is subject to strict conditionality. In March of 2013, a severe banking crisis led to drastic measures in Cyprus. To the surprise of many, European leaders and Cypriot officials agreed upon a plan to impose a levy on bank depositors as a condition for the country to preserve its membership in the euro currency bloc. While the reaction in financial markets was short-lived, critics contend the move sets a dangerous precedent at a decisive time for the region.

London Interbank Offered Rates (“LIBOR”) notched lower over the 12 months due in large part to central bank liquidity measures, with three-month LIBOR decreasing 19 basis points to close at 0.28% as of March 31, 2013. Yields on 3-month US Treasury bills were unchanged at 0.07% over the period after touching a high of 0.12% in mid-February 2012 on a seasonal supply uptick.

The Federal Deposit Insurance Corporation’s temporary Transaction Account Guarantee (“TAG”) program, which had provided unlimited insurance for non-interest-bearing transaction accounts, expired on December 31, 2012. The level of disintermediation (withdrawals) of uninsured deposits from bank deposit accounts into short-term US Treasury securities and money market mutual funds prior to expiration of the TAG program fell short of expectations. To the extent that sizable cash flows into Treasuries combine with reduced supply moving forward, this may present downward pressure on short-term rates.

In the short-term tax-exempt market, the impact of the FOMC’s ongoing near-zero interest rate policy continued to be evident in variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings. During the 12-month period ended March 31, 2013, the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.16%, while ranging between a high of 0.26% and a low of 0.08%. While the FOMC continued its low-rate policy, a reduced supply of VRDN securities coupled with continued strong demand from non-traditional buyers put additional pressure on yields. As of period end, total outstanding supply of VRDN securities was approximately $270 billion, down 45% from its mid-2008 peak. New VRDN security issuance remained minimal as issuers continued to take advantage of low interest rates by issuing debt instruments with longer maturities. The muted VRDN new issuance activity during the period consisted mostly of re-issuance for the purpose of substituting the bank underlying the issue’s credit enhancement. This trend was driven largely by uncertainty stemming from Europe’s financial problems and rating agency downgrades across the banking sector.

As state and local municipalities continued to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained unchanged in 2012 from the diminished level seen in 2011 (approximately $60 billion). This level of issuance, however, is anticipated to decline in the coming year to the extent that state tax revenues improve. Municipal notes generally offer an opportunity for investors to lock in a yield that is more stable than VRDN yields for a longer period of time. Investor demand for municipal notes increased over the period as the FOMC held short-term rates steady and the outstanding supply of VRDN securities declined. The municipal yield curve continued to be extremely flat and credit spreads tightened as investors pursued higher yielding issues. The yield on one-year municipal notes remained close to the 0.20% level throughout the period, representing only a nominal premium for the extension risk over VRDNs.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	ANNUAL REPORT	MARCH 31, 2013

Fund Information as of March 31, 2013

BBIF Government Securities Fund

BBIF Government Securities Fund’s (the “Fund”) investment objective is to seek preservation of capital, current income and liquidity.

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

BBIF Treasury Fund

BBIF Treasury Fund’s (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income.

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

ANNUAL REPORT	MARCH 31, 2013	5

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2012 and held through March 31, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
BBIF Government Securities Fund
Class 1	$1,000.00	$1,000.00	$0.70	$1,000.00	$1,024.23	$0.71	0.14%
Class 2	$1,000.00	$1,000.00	$0.70	$1,000.00	$1,024.23	$0.71	0.14%
Class 3	$1,000.00	$1,000.00	$0.70	$1,000.00	$1,024.23	$0.71	0.14%
Class 4	$1,000.00	$1,000.00	$0.70	$1,000.00	$1,024.23	$0.71	0.14%
BBIF Treasury Fund
Class 1	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.33	$0.56	0.11%
Class 2	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.33	$0.56	0.11%
Class 3	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.33	$0.56	0.11%
Class 4	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.33	$0.56	0.11%
[1]	For each class of the Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Funds are feeder funds, the expense example reflects the net expenses of both the Fund and the master fund in which it invests.
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
6	ANNUAL REPORT	MARCH 31, 2013

Statements of Assets and Liabilities
March 31, 2013	BBIF Government Securities Fund	BBIF Treasury Fund
Assets
Investments at value — Master Government Securities LLC and Master Treasury LLC (individually, “Government LLC” and “Treasury LLC” or collectively, the “Master LLCs”), respectively[1]	$191,363,736	$907,423,258
Capital shares sold receivable	1,301,379	3,860,285
Total assets	192,665,115	911,283,543

Liabilities
Contributions payable to the Master LLCs	903,239	2,613,248
Capital shares redeemed payable	398,140	1,247,037
Officer’s fees payable	79	312
Service and distribution fees payable	—	153
Other accrued expenses payable	79,581	189,175
Total liabilities	1,381,039	4,049,925
Net Assets	$191,284,076	$907,233,618

Net Assets Consist of
Paid-in capital[2,3]	$191,276,105	$907,220,294
Undistributed net investment income	115	—
Accumulated net realized gain allocated from the Master LLCs	7,856	13,324
Net Assets	$191,284,076	$907,233,618

Net Asset Value
Class 1:
Net assets	$12,860,104	$48,714,176
Shares outstanding	12,859,570	48,713,454
Net asset value	$1.00	$1.00
Class 2:
Net assets	$16,610,715	$54,825,934
Shares outstanding	16,610,024	54,825,130
Net asset value	$1.00	$1.00
Class 3:
Net assets	$58,379,675	$243,886,429
Shares outstanding	58,377,246	243,882,847
Net asset value	$1.00	$1.00
Class 4:
Net assets	$103,433,582	$559,807,079
Shares outstanding	103,429,267	559,798,864
Net asset value	$1.00	$1.00
[1]Investments at cost	$191,363,736	$907,423,258
[2]Shares authorized	unlimited	unlimited
[3]Par value per share	$0.10	$0.10

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2013	7

Statements of Operations
Year Ended March 31, 2013	BBIF Government Securities Fund	BBIF Treasury Fund
Investment Income
Net investment income allocated from the Master LLCs:
Interest	$436,128	$1,080,044
Expenses	(863,890)	(1,892,208)
Fees waived	616,843	1,186,988
Total income	189,081	374,824

Fund Expenses
Administration	791,563	2,688,874
Service and distribution — Class 1	102,322	293,141
Service and distribution — Class 2	140,963	447,605
Service and distribution — Class 3	290,968	1,063,686
Service and distribution — Class 4	769,010	2,583,705
Transfer agent — Class 1	4,918	11,344
Transfer agent — Class 2	3,327	9,266
Transfer agent — Class 3	3,334	11,224
Transfer agent — Class 4	2,777	12,461
Registration	73,668	277,597
Professional	40,382	43,802
Printing	9,012	12,894
Officer	188	625
Miscellaneous	12,202	15,580
Total expenses	2,244,634	7,471,804
Less fees waived by administrator	(738,112)	(2,664,915)
Less service and distribution fees waived — Class 1	(102,322)	(293,141)
Less service and distribution fees waived — Class 2	(140,963)	(447,590)
Less service and distribution fees waived — Class 3	(290,968)	(1,063,661)
Less service and distribution fees waived — Class 4	(769,010)	(2,583,591)
Transfer agent fees reimbursed — Class 1	(4,918)	(11,344)
Transfer agent fees reimbursed — Class 2	(3,327)	(9,266)
Transfer agent fees reimbursed — Class 3	(3,334)	(11,224)
Transfer agent fees reimbursed — Class 4	(2,777)	(12,461)
Total expenses after fees waived	188,903	374,611
Net investment income	178	213

Realized Gain Allocated from the Master LLCs
Net realized gain from investments	21,995	46,496
Net Increase in Net Assets Resulting from Operations	$22,173	$46,709

See Notes to Financial Statements.

8	ANNUAL REPORT	MARCH 31, 2013

Statements of Changes in Net Assets
	BBIF Government Securities Fund		BBIF Treasury Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012
Operations
Net investment income	$178	$270	$213	$642
Net realized gain	21,995	4,249	46,496	45,384
Net increase in net assets resulting from operations	22,173	4,519	46,709	46,026

Dividends and Distributions to Shareholders From[1]
Net investment income:
Class 1	(7)	(4)	(11)	(6)
Class 2	(13)	(21)	(30)	(47)
Class 3	(44)	(50)	(66)	(151)
Class 4	(114)	(80)	(231)	(313)
Net realized gain:
Class 1	(312)	(157)	(712)	(601)
Class 2	(601)	(1,246)	(2,033)	(5,410)
Class 3	(3,218)	(3,062)	(9,211)	(18,068)
Class 4	(7,919)	(4,036)	(25,389)	(45,085)
Decrease in net assets resulting from dividends and distributions to shareholders	(12,228)	(8,656)	(37,683)	(69,681)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(218,987,786)	122,206,873	(353,005,826)	259,810,922

Net Assets
Total increase (decrease) in net assets	(218,977,841)	122,202,736	(352,996,800)	259,787,267
Beginning of year	410,261,917	288,059,181	1,260,230,418	1,000,443,151
End of year	$191,284,076	$410,261,917	$907,233,618	$1,260,230,418
Undistributed net investment income	$115	$115	—	$125
[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2013	9

Financial Highlights	BBIF Government Securities Fund
	Class 1								Class 2
	Year Ended March 31,								Year Ended March 31,
	2013		2012		2011		2010	2009	2013		2012		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0019	0.0000	[1]	0.0000	[1]	(0.0000)[2]	0.0000 [1]	0.0051
Net realized gain	0.0000	[1]	0.0000	[1]	0.0001		0.0001	0.0000 [1]	0.0000	[1]	0.0000	[1]	0.0001	0.0000 [1]	0.0001
Net increase from investment operations	0.0000		0.0000		0.0001		0.0001	0.0019	0.0000		0.0000		0.0001	0.0000	0.0052
Dividends and distributions from:[3]
Net investment income	(0.0000)[2]		(0.0000)[2]		(0.0000)[2]		(0.0002)	(0.0019)	(0.0000)[2]		(0.0000)[2]		(0.0000)[2]	(0.0002)	(0.0051)
Net realized gain	(0.0000)[2]		(0.0000)[2]		(0.0001)		(0.0000)[2]	—	(0.0000)[2]		(0.0000)[2]		(0.0001)	(0.0000)[2]	—
Total dividends and distributions	(0.0000)		(0.0000)		(0.0001)		(0.0002)	(0.0019)	(0.0000)		(0.0000)		(0.0001)	(0.0002)	(0.0051)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.00%		0.00%		0.01%		0.02%	0.19%	0.00%		0.00%		0.01%	0.02%	0.51%

Ratios to Average Net Assets[5]
Total expenses	1.40%	[6]	1.41%	[6]	1.46%	[6]	1.50%	1.61%	1.06%	[6]	1.05%	[6]	1.13% [6]	1.18%	1.27%
Total expenses after fees waived and reimbursed	0.14%	[6]	0.07%	[6]	0.18%	[6]	0.22%	1.06%	0.14%	[6]	0.07%	[6]	0.18% [6]	0.21%	0.76%
Net investment income	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	0.19%	0.00%	[6]	0.00%	[6]	(0.00)% [6]	0.00%	0.51%

Supplemental Data
Net assets, end of year (000)	$12,860		$8,850		$7,132		$13,270	$9,160	$16,611		$42,220		$48,804	$60,953	$70,723
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.20%, 0.24% and 0.21%, for the years ended March 31, 2013, March 31, 2012 and March 31, 2011, respectively.

See Notes to Financial Statements.

10	ANNUAL REPORT	MARCH 31, 2013

Financial Highlights (concluded)	BBIF Government Securities Fund
	Class 3								Class 4
	Year Ended March 31,								Year Ended March 31,
	2013		2012		2011		2010	2009	2013		2012		2011		2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0070	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0070
Net realized gain	0.0000	[1]	0.0000	[1]	0.0001		0.0000 [1]	0.0001	0.0000	[1]	0.0000	[1]	0.0001		0.0000 [1]	0.0001
Net increase from investment operations	0.0000		0.0000		0.0001		0.0000	0.0071	0.0000		0.0000		0.0001		0.0000	0.0071
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)	(0.0070)	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)	(0.0070)
Net realized gain	(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]	—	(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]	—
Total dividends and distributions	(0.0000)		(0.0000)		(0.0001)		(0.0002)	(0.0070)	(0.0000)		(0.0000)		(0.0001)		(0.0002)	(0.0070)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00

Total Investment Return[4]
Total investment return	0.00%		0.00%		0.01%		0.02%	0.70%	0.00%		0.00%		0.01%		0.02%	0.70%

Ratios to Average Net Assets[5]
Total expenses	0.75%	[6]	0.74%	[6]	0.83%	[6]	0.88%	0.97%	0.74%	[6]	0.74%	[6]	0.81%	[6]	0.87%	0.96%
Total expenses after fees waived and reimbursed	0.14%	[6]	0.07%	[6]	0.18%	[6]	0.21%	0.55%	0.14%	[6]	0.07%	[6]	0.18%	[6]	0.22%	0.56%
Net investment income	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	0.68%	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	0.72%

Supplemental Data
Net assets, end of year (000)	$58,380		$104,375		$94,019		$135,353	$159,693	$103,434		$254,817		$138,105		$150,166	$262,476
[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.20%, 0.24% and 0.21%, for the years ended March 31, 2013, March 31, 2012 and March 31, 2011, respectively.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2013	11

Financial Highlights	BBIF Treasury Fund
	Class 1								Class 2
	Year Ended March 31,								Year Ended March 31,
	2013		2012		2011		2010	2009	2013		2012		2011		2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0015	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001	0.0041
Net realized gain	0.0000	[1]	0.0000	[1]	0.0001		0.0001	0.0001	0.0000	[1]	0.0000	[1]	0.0001		0.0001	0.0001
Net increase from investment operations	0.0000		0.0000		0.0001		0.0001	0.0016	0.0000		0.0000		0.0001		0.0002	0.0042
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)	(0.0015)	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)	(0.0041)
Net realized gain	(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]	—	(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]	—
Total dividends and distributions	(0.0000)		(0.0000)		(0.0001)		(0.0002)	(0.0015)	(0.0000)		(0.0000)		(0.0001)		(0.0002)	(0.0041)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00

Total Investment Return[4]
Total investment return	0.00%		0.00%		0.01%		0.02%	0.15%	0.00%		0.00%		0.01%		0.03%	0.41%

Ratios to Average Net Assets[5]
Total expenses	1.38%	[6]	1.34%	[6]	1.41%	[6]	1.45%	1.50%	1.03%	[6]	1.00%	[6]	1.08%	[6]	1.12%	1.17%
Total expenses after fees waived and reimbursed	0.10%	[6]	0.05%	[6]	0.16%	[6]	0.20%	0.91%	0.10%	[6]	0.05%	[6]	0.16%	[6]	0.20%	0.70%
Net investment income	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	0.12%	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.01%	0.33%

Supplemental Data
Net assets, end of year (000)	$48,714		$16,837		$15,797		$25,132	$23,784	$54,826		$108,916		$124,947		$160,005	$225,289
[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.11%, 0.15% and 0.08%, for the years ended March 31, 2013, March 31, 2012 and March 31, 2011, respectively.

See Notes to Financial Statements.

12	ANNUAL REPORT	MARCH 31, 2013

Financial Highlights (concluded)	BBIF Treasury Fund
	Class 3								Class 4
	Year Ended March 31,								Year Ended March 31,
	2013		2012		2011		2010	2009	2013		2012		2011		2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001	0.0064	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001	0.0064
Net realized gain	0.0000	[1]	0.0000	[1]	0.0001		0.0001	0.0001	0.0000	[1]	0.0000	[1]	0.0001		0.0001	0.0001
Net increase from investment operations	0.0000		0.0000		0.0001		0.0002	0.0065	0.0000		0.0000		0.0001		0.0002	0.0065
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)	(0.0064)	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)	(0.0064)
Net realized gain	(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]	—	(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]	—
Total dividends and distributions	(0.0000)		(0.0000)		(0.0001)		(0.0002)	(0.0064)	(0.0000)		(0.0000)		(0.0001)		(0.0002)	(0.0064)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00

Total Investment Return[4]
Total investment return	0.00%		0.00%		0.01%		0.03%	0.64%	0.00%		0.00%		0.01%		0.03%	0.64%

Ratios to Average Net Assets[5]
Total expenses	0.73%	[6]	0.69%	[6]	0.78%	[6]	0.81%	0.87%	0.72%	[6]	0.69%	[6]	0.78%	[6]	0.81%	0.87%
Total expenses after fees waived and reimbursed	0.10%	[6]	0.05%	[6]	0.16%	[6]	0.20%	0.50%	0.10%	[6]	0.04%	[6]	0.15%	[6]	0.19%	0.50%
Net investment income	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.01%	0.50%	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.01%	0.53%

Supplemental Data
Net assets, end of year (000)	$243,886		$387,165		$405,216		$445,844	$640,439	$559,807		$747,313		$454,484		$547,903	$592,932
[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.11%, 0.15% and 0.08%, for the years ended March 31, 2013, March 31, 2012 and March 31, 2011, respectively.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2013	13

Notes to Financial Statements	BBIF Government Securities Fund and BBIF Treasury Fund

1. Organization and Significant Accounting Policies:

BBIF Government Securities Fund and BBIF Treasury Fund (collectively the “Funds” or individually a “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Each Fund is organized as a Massachusetts business trust. BBIF Government Securities Fund and BBIF Treasury Fund seek to achieve their investment objectives by investing all of their assets in Master Government Securities LLC and Master Treasury LLC, respectively, (collectively the “Master LLCs” or individually a “Master LLC”), an affiliate of the Funds, which have the same investment objectives and strategies as the Funds. Each Master LLC is organized as a Delaware limited liability company. The value of each Fund’s investment in the respective Master LLC reflects each Fund’s proportionate interest in the net assets of the respective Master LLC. The performance of each Fund is directly affected by the performance of the respective Master LLC. The percentage of each Master LLC owned by the corresponding Fund at March 31, 2013 was 38.2% for BBIF Government Securities Fund and 36.5% for BBIF Treasury Fund. The financial statements of the Master LLCs, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds offer multiple classes of shares, designated Class 1, Class 2, Class 3 and Class 4 Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the shareholder servicing and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The Boards of Trustees of the Funds and the Boards of Directors of the Master LLCs are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds record their investment in the respective Master LLC at fair value based on each Fund’s proportionate interest in the net assets of the respective Master LLC. Valuation of securities held by the Master LLCs is discussed in Note 1 of the Master LLCs’ Notes to Financial Statements, which are included elsewhere in this report. Each Fund seeks to maintain its net asset values per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLCs are accounted for on a trade date basis. Each Fund records daily its proportionate share of the respective Master LLC’s income, expenses and realized gains and losses. In addition, the Funds accrue their own expenses. Income, expenses and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended March 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. This amount, if any, is shown as income in the Statements of Operations.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

14	ANNUAL REPORT	MARCH 31, 2013

Notes to Financial Statements (continued)	BBIF Government Securities Fund and BBIF Treasury Fund

Each Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of each Fund’s respective net assets. The Funds do not pay an investment advisory fee or investment management fee.

Each Fund entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Funds as follows:

	Service Fee	Distribution Fee
Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Class 1, Class 2, Class 3 and Class 4 shareholders.

The Funds have entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of each Fund’s direct fees and expenses, which excludes fees and expenses allocated from each of the Master LLCs, to ensure that the net expenses for BBIF Government Securities Fund’s Class 2 Shares are 0.32% higher than those of BIF Government Securities Fund and the net expenses for BBIF Treasury Fund’s Class 2 Shares are 0.35% higher than those of BIF Treasury Fund, and the net expenses of the Class 3 and Class 4 Shares of each Fund are equal to those of BIF Government Securities Fund and BIF Treasury Fund, respectively, without giving effect to any voluntary fee waivers. The fee/expense waiver or reimbursement includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2013 unless approved by the Board of Directors, including a majority of the Independent Directors. These amounts are included in service and distribution fees waived-class specific in the Statements of Operations.

In addition to the contractual waiver described above, the Administrator and BRIL voluntarily agreed to waive their respective administration and service and distribution fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by administrator, expenses reimbursed by administrator, service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for a portion of the compensation paid to the Funds’ Chief Compliance Officer which are included in officer in the Statements of Operations.

3. Income Tax Information:

The tax character of distributions paid during the fiscal years ended March 31, 2013 and March 31, 2012 was as follows:

		BBIF Government Securities Fund	BBIF Treasury Fund

Ordinary income	3/31/13	$12,228	$37,683

	3/31/12	$8,656	$69,681

As of March 31, 2013, the tax components of accumulated net earnings were as follows:

	BBIF Government Securities Fund	BBIF Treasury Fund
Undistributed ordinary income	$7,971	$13,385
Net unrealized losses[1]	—	(61)
Total	$7,971	$13,324

[1]	The difference between book-basis and tax basis unrealized losses is attributable to the tax deferral of losses on wash sales.
ANNUAL REPORT	MARCH 31, 2013	15

Notes to Financial Statements (concluded)	BBIF Government Securities Fund and BBIF Treasury Fund

4. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

	BBIF Government Securities Fund		BBIF Treasury Fund
	Year Ended March 31,		Year Ended March 31,
	2013	2012	2013	2012
Class 1
Shares sold	139,685,433	111,497,304	499,874,496	317,598,344
Shares issued to shareholders in reinvestment of dividends and distributions	312	157	715	591
Shares redeemed	(135,675,893)	(109,780,288)	(467,998,980)	(316,558,429)
Net increase	4,009,852	1,717,173	31,876,231	1,040,506

Class 2
Shares sold and automatic conversion of shares	146,005,254	337,981,187	472,360,212	770,243,369
Shares issued to shareholders in reinvestment of dividends and distributions	601	1,247	2,033	5,408
Shares redeemed	(171,615,448)	(344,565,754)	(526,447,798)	(786,279,288)
Net decrease	(25,609,593)	(6,583,320)	(54,085,553)	(16,030,511)

Class 3
Shares sold	407,430,035	837,212,417	1,475,435,321	2,534,778,531
Shares issued to shareholders in reinvestment of dividends and distributions	3,233	3,088	9,257	18,127
Shares redeemed	(453,432,660)	(826,856,961)	(1,618,719,285)	(2,552,844,963)
Net increase (decrease)	(45,999,392)	10,358,544	(143,274,707)	(18,048,305)

Class 4
Shares sold	2,013,984,834	2,461,596,742	4,470,300,552	5,852,934,643
Shares issued to shareholders in reinvestment of dividends and distributions	7,988	4,096	25,597	45,280
Shares redeemed	(2,165,381,475)	(2,344,886,362)	(4,657,847,946)	(5,560,130,691)
Net increase (decrease)	(151,388,653)	116,714,476	(187,521,797)	292,849,232
Total Net Increase (Decrease)	(218,987,786)	122,206,873	(353,005,826)	259,810,922

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	ANNUAL REPORT	MARCH 31, 2013

Report of Independent Registered Public Accounting Firm	BBIF Government Securities Fund and BBIF Treasury Fund

To the Shareholders and Boards of Trustees of BBIF Government Securities Fund and BBIF Treasury Fund:

We have audited the accompanying statements of assets and liabilities of BBIF Government Securities Fund and BBIF Treasury Fund (the “Funds”) as of March 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of BBIF Government Securities Fund and BBIF Treasury Fund as of March 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
May 24, 2013

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds during the fiscal year ended March 31, 2013.

	BBIF Government Securities Fund	BBIF Treasury Fund
Federal Obligation Interest[1]	0.76%	0.57%
Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-US Residents[2]	100.00%	100.00%
[1]	The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.
[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.
ANNUAL REPORT	MARCH 31, 2013	17

Master LLC Portfolio Information as of March 31, 2013	Master Government Securities LLC and Master Treasury LLC

Portfolio Composition

Master Government Securities LLC	Percent of Net Assets
US Treasury Obligations	64%
Repurchase Agreements	36
Total	100%

Master Treasury LLC	Percent of Net Assets
US Treasury Obligations	100%
Total	100%
18	ANNUAL REPORT	MARCH 31, 2013

Schedule of Investments March 31, 2013	Master Government Securities LLC (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.09%, 4/04/13	$25,000	$24,999,753
0.11%, 4/15/13	22,000	21,998,992
0.15%, 4/18/13	8,000	7,999,700
0.15%, 4/25/13	10,000	9,998,976
0.16%, 5/02/13	15,000	14,997,867
0.15%, 5/09/13	20,000	19,996,750
0.15%, 5/16/13	5,000	4,999,042
0.12%, 5/23/13	15,000	14,997,295
0.09% - 0.19%, 5/30/13	25,000	24,995,417
0.14%, 6/06/13	10,000	9,997,394
0.09%, 6/13/13	21,600	21,596,226
0.09% - 0.10%, 6/20/13	30,000	29,993,643
0.08% - 0.13%, 6/27/13	27,000	26,993,437
0.13%, 7/05/13	10,000	9,996,533
0.12%, 8/15/13	10,000	9,995,433
0.11% - 0.13%, 9/05/13	17,000	16,990,476
0.11%, 9/19/13	5,000	4,997,372
0.11%, 9/26/13	20,000	19,989,061
US Treasury Notes:
0.50%, 5/31/13	5,000	5,002,281
0.38%, 7/31/13	5,000	5,004,575
0.25%, 11/30/13	6,000	6,003,959
0.25%, 1/31/14	5,000	5,003,311
0.25%, 2/28/14	6,000	6,003,848
Total US Treasury Obligations — 64.3%		322,551,341

Repurchase Agreements
Barclays Capital, Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $11,750,222, collateralized by a US Treasury Note, 0.25% due 9/15/15, par and fair values of $12,000,900 and $11,985,087, respectively)	11,750	11,750,000
Citigroup Global Markets, Inc., 0.15%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $15,000,250, collateralized by a US Treasury Note, 0.63% due 11/30/17, par and fair values of $15,309,800 and $15,300,095, respectively)	15,000	15,000,000
Credit Suisse Securities (USA) LLC, 0.18%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $16,000,320, collateralized by a US Treasury Bond, 3.13% due 2/15/42, par and fair values of $16,180,000 and $16,323,224, respectively)	16,000	16,000,000
Deutsche Bank Securities, Inc., 0.15%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $12,888,215, collateralized by a US Treasury Note, 0.75% due 10/31/17, par and fair values of $13,059,800 and $13,145,816, respectively)	12,888	12,888,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.11%, 4/02/13 (Purchased on 3/26/13 to be repurchased at $15,500,332, collateralized by a US Treasury Inflation Indexed Note, 1.88% due 7/15/13, par and fair values of $12,317,600 and $15,810,093, respectively)	$15,500	$15,500,000
HSBC Securities (USA), Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $15,000,283, collateralized by a US Treasury Inflation Indexed Note, 0.13% due 4/15/17, par and fair values of $13,990,000 and $15,305,350, respectively)	15,000	15,000,000
JPMorgan Securities, Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $15,000,283, collateralized by a US Treasury Note, 0.38% due 1/15/16, par and fair values of $15,275,000 and $15,303,042, respectively)	15,000	15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $20,000,311, collateralized by a US Treasury Note, 1.75% due 3/31/14, par and fair values of $19,917,400 and $20,403,121, respectively)	20,000	20,000,000
Mizuho Securities USA LLC, 0.18%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $20,000,400, collateralized by various US Treasury Securities STRIPS, 0.00% - 3.63% due 5/15/13–2/15/14, par and fair values of $20,413,485 and $20,400,000, respectively)	20,000	20,000,000
Morgan Stanley & Co., Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $15,000,283, collateralized by a US Treasury Note, 2.50% due 3/31/15, par and fair values of $14,471,000 and $15,300,101, respectively)	15,000	15,000,000
RBS Securities, Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $10,000,189, collateralized by a US Treasury Note, 0.13% due 8/31/13, par and fair values of $10,200,000 and $10,200,970, respectively)	10,000	10,000,000
UBS Securities LLC, 0.15%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $15,000,250, collateralized by a US Treasury Note, 1.88% due 4/30/14, par and fair values of $14,910,800 and $15,300,028, respectively)	15,000	15,000,000
Total Repurchase Agreements — 36.1%		181,138,000
Total Investments (Cost — $503,689,341*) — 100.4%		503,689,341
Liabilities in Excess of Other Assets — (0.4)%		(2,190,415)
Net Assets — 100.0%		$501,498,926

Portfolio Abbreviation

STRIPS                         Separately Traded Registered Interest and Principal of Securities

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2013	19

Schedule of Investments (concluded)	Master Government Securities LLC

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master LLC has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
US Treasury Obligations	—	$322,551,341	—	$322,551,341
Repurchase Agreements	—	181,138,000	—	181,138,000
Total	—	$503,689,341	—	$503,689,341

Certain of the Master LLC’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $616 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

20	ANNUAL REPORT	MARCH 31, 2013

Schedule of Investments March 31, 2013	Master Treasury LLC (Percentages shown are based on Net Assets)
US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.09% - 0.14%, 4/04/13	$458,900	$458,895,349
0.10% - 0.15%, 4/11/13	222,000	221,992,873
0.06% - 0.15%, 4/18/13	343,807	343,792,076
0.08% - 0.15%, 4/25/13	194,000	193,987,378
0.08% - 0.15%, 5/09/13	142,885	142,864,508
0.08% - 0.15%, 5/16/13	112,000	111,986,270
0.12% - 0.14%, 5/23/13	65,000	64,987,523
0.08% - 0.15%, 5/30/13	106,000	105,983,283
0.11% - 0.14%, 6/06/13	175,000	174,959,986
0.10%, 6/13/13	100,000	99,980,472
0.09% - 0.10%, 6/20/13	89,000	88,981,764
0.08% - 0.13%, 6/27/13	162,750	162,710,421
0.13%, 7/05/13	25,000	24,991,333
0.12%, 7/11/13	30,000	29,990,225

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a) (concluded):
0.12%, 8/15/13	$50,000	$49,977,167
0.14%, 8/22/13	38,000	37,979,480
0.11%, 9/05/13	20,000	19,990,344
0.12%, 9/12/13	50,000	49,973,646
0.11%, 9/19/13	20,000	19,989,489
0.11%, 9/26/13	25,000	24,986,326
US Treasury Notes:
0.38%, 7/31/13	20,000	20,018,300
0.25%, 1/31/14	16,000	16,010,594
0.25%, 2/28/14	24,000	24,015,392
Total Investments (Cost — $2,489,044,199*) — 100.0%		2,489,044,199
Liabilities in Excess of Other Assets — 0.0%		(733,775)
Net Assets — 100.0%		$2,488,310,424

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master LLC has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
US Treasury Obligations	—	$2,489,044,199	—	$2,489,044,199

Certain of the Master LLC’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $29,933 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2013	21

Statements of Assets and Liabilities
March 31, 2013	Master Government Securities LLC	Master Treasury LLC
Assets
Investments at value — unaffiliated[1]	$322,551,341	$2,489,044,199
Repurchase agreements, at value — unaffiliated[2]	181,138,000	—
Cash	616	29,933
Contributions receivable from investors	903,239	2,613,248
Interest receivable	22,145	23,797
Prepaid expenses	6,663	14,914
Total assets	504,622,004	2,491,726,091

Liabilities
Withdrawals payable to investors	3,028,130	3,196,953
Investment advisory fees payable	7,256	96,291
Directors’ fees payable	113	15,157
Other affiliates payable	3,691	15,843
Other accrued expenses payable	83,888	91,423
Total liabilities	3,123,078	3,415,667
Net Assets	$501,498,926	$2,488,310,424

Net Assets Consist of
Investors’ capital	$501,498,926	$2,488,310,424
[1] Investments at cost — unaffiliated	$322,551,341	$2,489,044,199
[2] Repurchase agreements at cost — unaffiliated	$181,138,000	—

See Notes to Financial Statements.

22	ANNUAL REPORT	MARCH 31, 2013

Statements of Operations
Year Ended March 31, 2013	Master Government Securities LLC	Master Treasury LLC
Investment Income
Interest	$871,705	$2,688,407

Expenses
Investment advisory	1,488,911	4,214,899
Accounting services	67,124	193,371
Professional	92,281	104,213
Custodian	55,391	69,576
Directors	20,179	93,032
Printing	7,038	5,884
Miscellaneous	6,095	22,282
Total expenses	1,737,019	4,703,257
Less fees waived by Manager	(1,243,823)	(2,941,732)
Total expenses after fees waived	493,196	1,761,525
Net investment income	378,509	926,882

Realized Gain
Net realized gain from investments	46,689	116,489
Net Increase in Net Assets Resulting from Operations	$425,198	$1,043,371

Statements of Changes in Net Assets

	Master Government Securities LLC		Master Treasury LLC
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012
Operations
Net investment income	$378,509	$219,088	$926,882	$948,805
Net realized gain	46,689	7,419	116,489	110,794
Net increase in net assets resulting from operations	425,198	226,507	1,043,371	1,059,599

Capital Transactions
Proceeds from contributions	4,413,995,582	5,471,740,795	10,935,669,633	15,223,561,834
Value of withdrawals	(4,656,068,634)	(5,225,509,991)	(11,594,978,915)	(14,704,269,540)
Net increase (decrease) in net assets derived from capital transactions	(242,073,052)	246,230,804	(659,309,282)	519,292,294

Net Assets
Total increase (decrease) in net assets	(241,647,854)	246,457,311	(658,265,911)	520,351,893
Beginning of year	743,146,780	496,689,469	3,146,576,335	2,626,224,442
End of year	$501,498,926	$743,146,780	$2,488,310,424	$3,146,576,335

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2013	23

Financial Highlights	Master Government Securities LLC
	Year Ended March 31,
	2013	2012	2011	2010	2009
Total Investment Return
Total investment return	0.06%	0.04%	0.13%	0.18%	1.05%

Ratios to Average Net Assets
Total expenses	0.27%	0.27%	0.27%	0.26%	0.23%
Total expenses after fees waived and paid indirectly	0.08%	0.03%	0.06%	0.07%	0.20%
Net investment income	0.06%	0.04%	0.13%	0.14%	1.03%

Supplemental Data
Net assets, end of year (000)	$501,499	$743,147	$496,689	$680,465	$1,170,448

Master Treasury LLC

	Year Ended March 31,
	2013	2012	2011	2010	2009
Total Investment Return
Total investment return	0.03%	0.03%	0.08%	0.10%	0.98%

Ratios to Average Net Assets
Total expenses	0.18%	0.17%	0.18%	0.17%	0.16%
Total expenses after fees waived and paid indirectly	0.07%	0.02%	0.09%	0.14%	0.16%
Net investment income	0.03%	0.03%	0.06%	0.08%	0.81%

Supplemental Data
Net assets, end of year (000)	$2,488,310	$3,146,576	$2,626,224	$2,856,229	$5,718,164

See Notes to Financial Statements.

24	ANNUAL REPORT	MARCH 31, 2013

Notes to Financial Statements	Master Government Securities LLC and Master Treasury LLC

1. Organization and Significant Accounting Policies:

Master Government Securities LLC and Master Treasury LLC (collectively the “Master LLCs” or individually a “Master LLC”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and are organized as Delaware limited liability companies. Each Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLCs’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLCs:

Valuation: US GAAP defines fair value as the price the Master LLCs would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLCs’ investments are valued under the amortized cost method, which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Repurchase Agreements: The Master LLCs may invest in repurchase agreements. In a repurchase agreement, the Master LLCs purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLCs’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master LLCs could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLCs are classified as partnerships for federal income tax purposes. As such, each investor in each Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized gains and losses of that Master LLC. Therefore, no federal income tax provision is required. It is intended that each Master LLC’s assets will be managed so an investor in a Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2013. The statutes of limitations on each Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master LLCs’ financial statement disclosures.

Other: Expenses directly related to a Master LLC are charged to that Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLCs have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

ANNUAL REPORT	MARCH 31, 2013	25

Notes to Financial Statements (concluded)	Master Government Securities LLC and Master Treasury LLC

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLCs entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLCs’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master LLC. For such services, each Master LLC pays the Manager a monthly fee based on a percentage of each Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 Million — $1 Billion	0.175%
Greater than $1 Billion	0.125%

The Manager voluntarily agreed to waive a portion of the investment advisory fees and/or reimburse operating expenses of each Master LLC to enable the feeder funds that invest in the Master LLCs to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived by Manager.

For the year ended March 31, 2013, the Master LLCs reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Reimbursement to Manager
Master Government Securities LLC	$7,935
Master Treasury LLC	$32,130

Certain officers and/or directors of the Master LLCs are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLCs invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLCs may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLCs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLCs may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLCs have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLCs manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLCs to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLCs’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master LLCs.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

26	ANNUAL REPORT	MARCH 31, 2013

Report of Independent Registered Public Accounting Firm	Master Government Securities LLC and Master Treasury LLC

To the Investors and Boards of Directors of Master Government Securities LLC and Master Treasury LLC:

We have audited the accompanying statements of assets and liabilities of Master Government Securities LLC and Master Treasury LLC (the “Master LLCs”), including the schedules of investments, as of March 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLCs’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLCs are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLCs’ internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Master Government Securities LLC and Master Treasury LLC as of March 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
May 24, 2013

ANNUAL REPORT	MARCH 31, 2013	27

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Funds/ Master LLCs	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors1
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2002	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007
President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.
				33 RICs consisting of 107 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007
Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.
				33 RICs consisting of 107 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007
Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. from 2007 to 2012.
				33 RICs consisting of 107 Portfolios	None
Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Director	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1999 to 2008.	33 RICs consisting of 107 Portfolios	None
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2002	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007
Director, Jones and Brown (Canadian insurance broker) since 1998; Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.
				33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007
President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.
				33 RICs consisting of 107 Portfolios	None
28	ANNUAL REPORT	MARCH 31, 2013

Officers and Directors (continued)
Name, Address and Year of Birth	Position(s) Held with Funds/ Master LLCs	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007
Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2010 and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.
				33 RICs consisting of 107 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007
Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.
				33 RICs consisting of 107 Portfolios	None
[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2] Date shown is the earliest date a person has served for the Funds/Master LLCs covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Funds’/Master LLC’s board in 2007, those Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011
Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.
				155 RICs consisting of 281 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007
Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
				155 RICs consisting of 281 Portfolios	None

[3] Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Funds/Master LLCs based on his positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Funds/Master LLCs based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
ANNUAL REPORT	MARCH 31, 2013	29

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Funds/ Master LLCs	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers1
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010
Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009
Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009
Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009
Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007
Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012
Director of BlackRock since 2010; Assistant Secretary to the funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

[1] Officers of the Funds/Master LLCs serve at the pleasure of the Board.

Further information about the Officers and Directors is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116
30	ANNUAL REPORT	MARCH 31, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Funds/Master LLCs file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLCs’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master LLCs’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master LLCs use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLCs voted proxies relating to securities held in the Funds’/Master LLCs’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	MARCH 31, 2013	31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or solicitation of an offer to buy shares of a Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in either of the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all dividends and distributions. Past performance results shown in this report should not be considered a representation of future performance. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BBIFGOVTR-3/13-AR

Item 2 – Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BBIF Government Securities Fund	$7,363	$7,100	$0	$0	$9,600	$9,100	$0	$0
Master Government Securities LLC	$25,663	$25,400	$0	$0	$13,000	$13,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,865,000	$2,970,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

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(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrants on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to a registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrants, the Investment Adviser and the Fund Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BBIF Government Securities Fund	$9,600	$9,100
Master Government Securities LLC	$13,000	$13,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,865,000 and $2,970,000, respectively, were billed by D&T to the Investment Adviser.
(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

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Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2
(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Government Securities Fund and Master Government Securities LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: June 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: June 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Executive Officer (principal executive officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: June 3, 2013

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